COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Other Commitments [Line Items]
2017	$ 608,000	$ 259,000
2018	1,091,000	174,000
2019	971,000	156,000
2020	509,000	31,000
2021	141,000
Thereafter	188,000
Operating Leases, Future Minimum Payments Due, Total	$ 3,508,000	$ 620,000